Performance Management	Aug. 31, 2025
BNY Mellon AMT-Free Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the Bloomberg U.S. Municipal Bond Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the Bloomberg U.S. Municipal Bond Index, a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 7.30 Worst Quarter 2022, Q1: (6.04) The year-to-date total return of the fund's Class Z shares as of September 30, 2025 was 1.72%
Performance Table Narrative

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon AMT-Free Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Municipal Bond Indexreflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		1.05%	0.99%	2.25%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		(2.41%)	(0.12%)	1.59%
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		0.39%	0.04%	1.29%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		2.36%	1.06%	2.32%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		2.46%	1.07%	2.38%
Z | Average Annual Return, Label [Optional Text]	returns before taxes
Z | Average Annual Return, Percent		2.33%	1.02%	2.28%
Z | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Z | After Taxes on Distributions | Average Annual Return, Percent		2.33%	1.01%	2.27%
Z | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Z | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.61%	1.37%	2.41%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon AMT-Free Municipal Bond Fund | Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class Z shares as of
Bar Chart, Year to Date Return	1.72%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.04%)
Lowest Quarterly Return, Date	Mar. 31, 2022
BNY Mellon High Yield Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the Bloomberg U.S. Municipal Bond Index, a broad measure of market performance, and the Bloomberg Municipal High Yield Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 9.63 Worst Quarter 2020, Q1: (8.61) The year-to-date total return of the fund's Class Z shares as of September 30, 2025 was -0.41%.
Performance Table Narrative

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon High Yield Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Municipal Bond Indexreflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		1.05%	0.99%	2.25%
Bloomberg Municipal High Yield Index*reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		6.32%	2.66%	4.28%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		(0.47%)	(0.73%)	2.52%
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		2.39%	(0.59%)	2.21%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		4.45%	0.43%	3.25%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		4.46%	0.46%	3.26%
Z | Average Annual Return, Label [Optional Text]	returns before taxes
Z | Average Annual Return, Percent		4.34%	0.32%	3.13%
Z | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Z | After Taxes on Distributions | Average Annual Return, Percent		4.34%	0.32%	3.11%
Z | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Z | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.20%	1.06%	3.32%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon High Yield Municipal Bond Fund | Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class Z shares as of
Bar Chart, Year to Date Return	(0.41%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020